EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except share and per share data)	2021	2020	2019
Numerator
Net income	$205,160	$155,810	$198,075

Denominator
Basic earnings per common share - weighted average shares	95,034,690	97,363,952	98,305,570
Effect of dilutive securities
Employee stock awards	862,695	729,146	545,901
Diluted earnings per common share - adjusted weighted average shares	95,897,385	98,093,098	98,851,471

Earnings per share available to common shareholders
Basic	$2.16	$1.60	$2.01
Diluted	$2.14	$1.59	$2.00